Condensed Consolidated Statement of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2024	Jan. 31, 2025	Jan. 31, 2024
Income Statement [Abstract]
Revenue
Operating expenses
Professional fees	270,707	285,336	469,342	625,945	912,804	524,931
Payroll and related expenses	70,000	60,000	195,000	512,650	157,500	318,561
Rent expense	7,645	28,800	17,924	171,885	197,415	42,000
Stock-based compensation	257,500	1,704,024	1,132,500	2,258,080	2,966,115	2,043,909
Other general and administrative expenses	64,135	126,808	119,828	554,830	487,689	75,283
Total operating expenses	669,987	2,204,968	1,934,594	4,123,390	4,721,523	3,004,684
Operating loss	(669,987)	(2,204,968)	(1,934,594)	(4,123,390)	(4,721,523)	(3,004,684)
Other income (expense)
Amortization of beneficial conversion feature						(261,062)
Amortization of debt discount				(19,490)	(19,490)	(45,266)
Interest income		440		6,846	6,846
Interest expense	(119,048)	(148,053)	(315,293)	(296,795)	(403,165)	(401,035)
Total other income (expense)	(119,048)	(147,613)	(315,293)	(309,439)	(415,809)	(707,363)
Net loss	$ (789,035)	$ (2,352,581)	$ (2,249,887)	$ (4,432,829)	$ (5,137,332)	$ (3,712,047)
Basic net loss per common share	$ (0.06)	$ (0.19)	$ (0.17)	$ (0.37)	$ (0.40)	$ (0.40)
Diluted net loss per common share	$ (0.06)	$ (0.19)	$ (0.17)	$ (0.37)	$ (0.40)	$ (0.40)
Basic weighted average common shares outstanding	13,545,507	12,673,015	13,285,240	12,114,131	12,351,678	10,564,726
Diluted weighted average common shares outstanding	13,545,507	12,673,015	13,285,240	12,114,131	12,351,678	10,564,726